Offerings	Nov. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2028
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 646,106,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,227.31
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Steel Dynamics, Inc.'s Registration Statement on Form S-3 (File No. 333-268703) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 152,164,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,013.92
Offering Note	See offering note 1.